Expense Example - Class K - BlackRock Advantage U.S. Total Market Fund, Inc. - Class K Shares	Feb. 09, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	$ 889